Selling expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Selling Expenses [Line Items]
Transportation services	$ 12,596	$ 13,778	$ 14,138
Shipping services and expenses	2,719	2,272	2,252
Canons and tributes	2,146	2,496	2,820
Personnel expenses	699	604	595
Laboratory analysis and tests	437	401	379
Other	795	671	643
Total	19,392	20,222	20,827
Sociedad Minera Cerro Verde S.A.A.
Disclosure of Selling Expenses [Line Items]
Copper concentrate freight	145,725	145,597	100,475
Commissions	5,960	5,350	5,009
Cathode freight	4,102	3,831	1,960
Other	2,457	2,595	2,442
Total	$ 158,244	$ 157,373	$ 109,886